OTHER DEPOSIT	12 Months Ended
Jun. 30, 2022
OTHER DEPOSIT
OTHER DEPOSIT

10. OTHER DEPOSIT

On November 7, 2019, the Company advanced CDN $408,840 (US $300,000) to a non-arm’s length party in exchange for Promissory Note C (the “Joint Forces Deposit”).

On October 12, 2020, the Company entered into a settlement agreement (the “Settlement”), settling the outstanding Joint Forces Deposit for a payment term over 2 years for a total of US $338,000. The proceeds of the Settlement will be received by the beneficiaries of Promissory Note C. As a result, a gain on Settlement was recorded in the amount of $51,023 (US $38,000) during the year ended June 30, 2020.

Accordingly, the Joint Forces Deposit was determined to be a financial instrument and recorded at amortized cost. The initial carrying amount of the financial asset was determined by discounting the stream of future payments of interest and principal at a market interest rate of 8% which is estimated to be the lending rate available to the Company for similar instruments. The balance of the Joint Forces Deposit amounted to $100,220 as at June 30, 2022 (2021 - $300,814). The current portion of the Joint Forces Deposit as at June 30, 2022 amounted to $100,220 (June 30, 2021 - $199,463). Interest income in relation to the Joint Forces Deposit amounted to $19,056 during the year ended June 30, 2022 (2021 - $28,939).